Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES.
Trade and Other Receivables

9.    TRADE AND OTHER RECEIVABLES

a)	The detail of trade and other receivables as of December 31, 2025, December 31, 2024, and January 1, 2024 is as follows:

	Current			Non-current
Trade and Other Receivables, Gross	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade and other receivables, gross	1,516,309	1,591,329	1,740,630	1,109,665	1,166,226	1,045,158
Trade receivables, gross	1,347,672	1,507,914	1,627,724	994,594	1,068,931	883,872
Accounts receivable due from finance leases, gross	21,604	18,462	23,663	110,250	92,446	157,293
Other receivables, gross	147,033	64,953	89,243	4,821	4,849	3,993

	Current			Non-current
Trade and Other Receivables, Net	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade and other receivables, net	1,386,241	1,495,258	1,652,333	1,105,384	1,163,370	1,030,279
Trade receivables, net	1,232,090	1,424,706	1,552,619	992,830	1,067,198	870,102
Accounts receivable due from finance leases, net	21,075	18,297	23,503	107,733	91,323	156,184
Other receivables, net (1)	133,076	52,255	76,211	4,821	4,849	3,993
(1)	The detail of other accounts receivable is as follows:

	Current			Non-current
Other receivables, net (1)	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables from employees	16,323	14,962	15,845	3,107	3,756	2,430
Advances to suppliers and creditors	17,154	16,590	44,858	—	519	588
Insurance receivables (i)	70,986	2,001	—	—	—	—
Other receivables for - deposits in transit and other	21,698	14,755	11,017	—	—	—
Other	6,915	3,947	4,491	1,714	574	975
Total	133,076	52,255	76,211	4,821	4,849	3,993

(i) This corresponds to accounts receivable from insurance companies which, given the progress of the settlement process, are considered virtually certain. As of December 31, 2025, it includes ThUS$ 55,553 from the Generation segment, mainly related to claims arising from prior-year events at the Atacama, Abanico, Quintero and Guanchoi power plants, and ThUS$ 15,433 from the Distribution segment, related to non-recurring events that resulted in service interruptions to end users. (See Note 28).

a.1) Variance in gross trade accounts receivable:

a.1.i) As of December 31, 2025, current trade accounts receivable decreased by ThUS$160,242 in comparison to as of December 2024, explained mainly by the sale of accounts receivable in the amount ThUS$235,181 (see section a.2. of this sales detail note). The above was partially offset by: (i) an increase of ThUS$54,652 in accounts receivable from the application of the regulated customers rate stabilization mechanism, of which ThUS$176,495 correspond to transfers from the non‑current portion, an amount that is reduced by collections for the period amounting to ThUS$ 121,842; and (ii) an increase of ThUS$47,448 for U.S. dollar translation of accounts receivable from the regulated customers of Enel Distribución Chile denominated in Chilean pesos.

a.1.ii) Conversely, non‑current trade accounts receivable decreased by ThUS$74,337 compared to 2024 year‑end. This is mainly explained by: (i) a decrease of ThUS$176,495 in accounts receivable arising from the application of regulated customer rate stabilization mechanisms due to transfers to the short‑term, and (ii) a decrease of ThUS$7,339 related to lower agreements with regulated customers. These effects were partially offset by: (i) an increase of ThUS$101,971 resulting from the U.S. dollar translation of trade receivables denominated in Chilean pesos from Enel Distribución Chile, and (ii) an increase of ThUS$18,875 due to the application of the laws that establish rate stabilization mechanisms for regulated customers.

The rate stabilization mechanisms were established by Laws No. 21,185, 21,472 and 21,667 (for further information, see Note 5.2.4 subparagraphs i, ii and iii).

As an effect of the application of the aforementioned laws, and after eliminating transactions between related companies, the accounting effects recorded by the Group are summarized as follows:

-	Classification as current of ThUS$340,501 in trade accounts receivable as of December 31, 2025 (ThUS$535,136 and ThUS$495,719 as of December 31, 2024 and January 1, 2024, respectively) and of ThUS$177,975 in suppliers for energy purchases as of December 31, 2025 (ThUS$130,967 and ThUS$0 as of December 31, 2024 and January 1, 2024, respectively).
-	Classification as non‑current of ThUS$984,292 in trade accounts receivable as of December 31, 2025 (ThUS$1,050,006 and ThUS$855,716 as of December 31, 2024 and January 1, 2024, respectively) and of ThUS$985,379 in suppliers for energy purchases as of December 31, 2025 (ThUS$968,952 and ThUS$678,432 as of December 31, 2024 and January 1, 2024, respectively). See Note 24.
-	Higher finance income in the amount of ThUS$10,457 as of December 31, 2025 (ThUS$26,955 and ThUS$81,927 as of December 31, 2024 and 2023, respectively). See Note 34, numbers (1) and (2).
-	Higher finance costs in the amount of ThUS$2,949 as of December 31, 2025 (ThUS$3,631 and ThUS$4,005 as of December 31, 2024 and 2023, respectively). See Note 34.
-	Net foreign currency translation loss in the amount of ThUS$14,585 as of December 31, 2025 (foreign currency translation loss of ThUS$61,672 as of December 31, 2024) and (foreign currency translation gain of ThUS$18,606 as of December 31, 2023), due to dollarization of accounts receivable pending billing. See Note 34.

The aforementioned trade and non-trade concepts, while included in the model to determine impairment losses (see Note 4.g.3), have no significant impact as of December 31, 2025, December 31, 2024, and January 1,2024, due to the nature of these items: invoices not yet issued, invoices not yet due, or past due invoices within normal business ranges.

a.2) Assignment of rights and sale of trade receivables

I.	Distribution Segment
•	In December 2020, December 2023 and January 2024, the Company’s subsidiary Enel Distribución Chile signed master agreements with Inter‑American Investment Corporation (IDB), Banco BCI and Banco Santander, respectively, by virtue of which, from time to time and during the term of those agreements, Enel Distribución Chile may assign its collection rights and derive a part of the accounts receivable from energy sales made to certain customer segments. The agreement with IDB expired in December 2024. In this context, as of December 31, 2025, collection rights in the amount of ThUS$840,080 (ThUS$738,417 and ThUS$605,263 as of December 31, 2024 and January 1, 2024, respectively) were assigned and, following the accounting criterion described in Note 4.g.6, the inflow of cash obtained in the transaction implied derecognizing trade accounts receivable and recognizing a finance cost of ThUS$12,918 (ThUS$10,847 and ThUS$12,684 as of December 31, 2024 and 2023, respectively).
•	As indicated above, Enel Distribución Chile can continue to make new transfers of collection rights from time to time. The completion of additional transfers of collection rights will depend on Management’s analysis and ongoing evaluation of the cash needs and market conditions.
II.	Generation Segment
•	On January 20, 2021, the Company’s subsidiaries Enel Generación Chile and Enel Green Power Chile signed a “Joinder” agreement, whereby they became parties to the “Commitment and Engagement Letter” dated December 31, 2020, which is subject to foreign governing law. The “Commitment and Engagement Letter” was entered into by Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among others. Subsequently, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile entered into a “Commitment Agreement” (also subject to foreign governing law), with the Inter-American Investment Corporation (IDB Invest). The purpose of these agreements is to regulate the terms and conditions for the sale and assignment, by Enel Generación Chile and Enel Green Power Chile of balances generated in their favor (the “Balances”) by applying the transitional electricity price stabilization mechanism to customers who are subject to tariff rate regulation, as established by Law No. 21,185.

Pursuant to the terms and conditions established in the “Sale and Purchase Agreement” (also subject to foreign governing law), entered into and between Enel Generación Chile S.A., Enel Green Power Chile and Chile Electricity PEC SpA., assignments of Balances may be performed by Enel Generación Chile and Enel Green Power Chile from time to time, in favor of Chile Electricity PEC SpA, an unrelated entity which was specifically incorporated for this purpose.

On June 21, 2021, Enel Generación Chile, Enel Green Power Chile, Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among others, agreed to modify the aforementioned “Commitment and Engagement Letter”, to reflect the incorporation of certain entities of the Allianz Group as holders of promissory notes issued by Chile Electricity PEC SpA.

On August 14, 2023, Enel Generación Chile S.A. and Enel Green Power Chile S.A. entered into an agreement with the IDB Invest as the buyer. Under this agreement, they agreed to sell, assign, and transfer to the buyer certain Treasury Payment Documents related to Law No. 21,472, for an approximate amount of up to US$606 million for Enel Generación Chile S.A. and US$34.8 million for Enel Green Power Chile S.A.

Detail of sales and disposals:

-

On May 12, 2023, Enel Generación Chile and Enel Green Power Chile sold and assigned Balances to Chile Electricity PEC SpA with a nominal value of approximately US$48 million and US$3 million, respectively.

-

On August 30, 2023, Enel Generación Chile and Enel Green Power Chile sold and assigned Treasury Payment Documents to IDB Invest with a nominal value of approximately US$294.8 million and US$17.2 million, respectively.

-

On October 30, 2023, Enel Generación Chile and Enel Green Power Chile sold and assigned Treasury Payment Documents to IDB Invest with a nominal value of approximately US$ 15.9 million and US$1.03 million, respectively.

-

On December 28, 2023, Enel Generación Chile and Enel Green Power Chile sold and assigned Treasury Payment Documents to IDB Invest with a nominal value of approximately US$14.7 million and US$0.95 million, respectively.

-

On January 17, 2024, Enel Generación Chile and Enel Green Power Chile sold and assigned Treasury Notes to IDB Invest with a nominal value of approximately US$14.2 million and US$0.9 million, respectively.

-	On May 31, 2024, Enel Generación Chile and Enel Green Power Chile sold and assigned Treasury Notes to IDB Invest with a nominal value of approximately US$50.8 million and US$3.6 million, respectively.
-

On August 9, 2024, Enel Generación Chile and Enel Green Power Chile sold and assigned Treasury Notes to IDB Invest with a nominal value of approximately US$12.7 million and US$1.0 million, respectively.

-

On October 24, 2024, Enel Generación Chile and Enel Green Power Chile sold and assigned Treasury Payment Documents to IDB Invest with a nominal value of approximately US$592.5 million and US$21.4 million, respectively.

-	On April 3, 2025, Enel Generación Chile sold and assigned Treasury Payment Documents to IDB Invest with a nominal value of approximately US$ 235.2 million.

As a result of the sales and transfers of balances performed during the year ended December 31, 2025 and 2024, Enel Generación Chile and Enel Green Power Chile did not recognize financial costs (ThUS$8,585 and ThUS$532 as of December 31, 2023, respectively).

In addition, during the year 2025, Enel Generación Chile and Enel Green Power Chile conducted sales of short‑term receivables, other than those originating from the application of Laws No. 21,185, No. 21,472 and No. 21,667, for a nominal value of ThUS$1,608,266 and ThUS$68,978, respectively (ThUS$1,588,768 and ThUS$54,681, respectively, as of December 31, 2024, and ThUS$1,524,061 and ThUS$48,122, respectively, as of December 31, 2023), recognizing a financial cost of ThUS$7,365 and ThUS$261 (ThUS$9,630 and ThUS$496, respectively, as of December 31, 2024, and ThUS$14,001 and ThUS$479, respectively, as of December 31, 2023).

The financial cost implications as previously outlined for the Distribution and Generation segments, for the period ended December 31, 2025 total ThUS$20,544 (ThUS$20,973 and ThUS$36,280 as of December 31, 2024 and 2023, respectively). (See Note 34 (6)).

a.3) Other

There are no restrictions on the disposal of these types of receivables in a significant amount.

The Group has one customer in the Generation segment, Compañía General de Electricidad S.A., whose sales represent 10% or more of its revenue for the periods ended December 31, 2025, 2024 and 2023.

For amounts, terms and conditions related to receivables due from related parties, refer to Note 10.1.

b)	Financial lease receivables

As of December 31, 2025, December 31, 2024, and January 1, 2024 future collections on financial lease receivables are the following:

	12-31-2025			12-31-2024			01-01-2024
	Gross	Interest	Present value	Gross	Interest	Present value	Gross	Interest	Present value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	25,159	3,555	21,604	21,476	3,014	18,462	29,520	5,857	23,663
From one to two years	16,694	1,704	14,990	14,972	1,446	13,526	17,291	2,013	15,278
From two to three years	14,428	1,321	13,107	12,804	1,076	11,728	14,874	1,446	13,428
From three to four years	12,083	986	11,097	10,575	792	9,783	12,697	945	11,752
From four to five years	9,682	729	8,953	9,030	550	8,480	10,242	313	9,929
More than five years	69,580	7,477	62,103	55,475	6,546	48,929	124,750	17,844	106,906
Total	147,626	15,772	131,854	124,332	13,424	110,908	209,374	28,418	180,956

The amounts correspond to the performance of public lighting projects, mainly for municipalities, and the fleet of electric buses for public transportation with their respective charging stations.

In addition, as of December 31, 2025, financial income from lease debtors reached ThUS$2,677 (ThUS$2,218 and ThUS$3,703 as of December 31, 2024 and 2023, respectively).

c)	As of December 31, 2025, December 31, 2024, and January 1, 2024, the analysis of past-due, unpaid trade receivables, but for which no impairment losses have been recorded, is detailed as follows:

	As of December 31,		As of January 01,
	2025	2024	2024
Trade receivables due and unpaid but for which no impairment losses have been recorded	ThUS$	ThUS$	ThUS$
Less than three months	55,509	46,100	45,108
Between three and six months	14,046	13,473	16,143
Between six and twelve months	14,556	7,086	20,740
More than twelve months	68,480	86,747	202,567
Total	152,591	153,406	284,558

d)	The movement of impairment loss of trade receivables, determined according to Note 4.g.3, is detailed as follows:

Current and
Non-current
Trade receivables due and unpaid, with impairment losses	ThUS$
Balance as of January 1, 2024	103,176
Increases (decreases) for the period	19,529
Amounts written off	(10,998)
Increases (decreases) in foreign currency translation differences	(12,780)
Balance as of December 31, 2024	98,927
Increases (decreases) for the period (1)	38,658
Amounts written off	(15,367)
Increases (decreases) in foreign currency translation difference	12,131
Balance as of December 31, 2025	134,349
(1)	Impairment losses on trade receivables amounted to ThUS$38,658 during 2025, representing a 95.97% increase compared to the previous year (See Note 31(b)). This increase is mainly due to the Distribution segment, primarily driven by a higher expected credit loss associated with residential customers.

Write-offs of doubtful accounts

The write-off of doubtful accounts is performed once all collections proceedings have been exhausted, including judicial proceedings, and proof of the debtors’ insolvency has been obtained. In the case of the Company’s Generation segment, the process normally considers at least one year of proceedings. In the Company’s Distribution segment, the process takes less than 24 months. Overall, the risk of uncollectability and, therefore, the write-off of the Company’s customers, is limited. (See Notes 4.g.3 and 22.5).

e)	Additional Information:
-	Additional statistical information required by CMF Circular No. 715, dated February 3, 2012, (XBRL taxonomy). See Appendix 2.
-	Complementary information on trade receivables, see Appendix 2.1.